Assets for Rights of Use and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Right of Use Assets
a)
Set out below are the carrying amounts of right-of-use assets recognized and the movements during the periods:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at January 1, 2022	16,819	966	719	18,504
Additions	7,877	758	64	8,699
Business combinations (Note 6)	402	—	822	1,224
Depreciation for the year	(2,560)	(527)	(310)	(3,397)
Others	(553)	—	—	(553)
Translation differences	413	(2)	—	411
Balance at December 31, 2022	22,398	1,195	1,295	24,888
Additions	272	522	592	1,386
Business combinations (Note 6)	9,387	547	3,080	13,014
Depreciation for the year	(2,561)	(657)	(590)	(3,808)
Others	245	—	—	245
Translation differences	(246)	(56)	—	(302)
Balance at December 31, 2023	29,495	1,551	4,377	35,423

Summary of Carrying Amounts of Lease Liabilities
b)
Set out below are the carrying amounts of lease liabilities and the movements during the periods:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at January 1, 2022	18,115	968	626	19,709
Additions to liabilities	7,783	663	71	8,517
Business combinations (Note 6)	402	—	586	988
Interest on lease liabilities	1,210	40	17	1,267
Lease payments	(2,322)	(492)	(315)	(3,129)
Others	(340)	—	—	(340)
Translation differences	289	—	—	289
Balance at December 31, 2022	25,137	1,179	985	27,301
Additions to liabilities	272	522	592	1,386
Business combinations (Note 6)	9,387	547	3,080	13,014
Interest on lease liabilities	1,230	41	70	1,341
Lease payments	(2,742)	(681)	(727)	(4,150)
Others	245	—	—	245
Translation differences	(66)	(94)	—	(160)
Balance at December 31, 2023	33,463	1,514	4,000	38,977

Summary of Maturity Analysis of Lease Liabilities

An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022	December 31, 2021
6 months or less	3,491	1,892	1,189
6 months to 1 year	3,339	1,952	1,223
From 1 to 2 years	5,760	3,879	2,371
From 2 to 5 years	13,925	9,844	6,713
More than 5 years	25,020	17,820	15,320
Total	51,535	35,387	26,816

Summary of Detailed Information about Components of Lease Amounts Recognized In Profit or Loss

Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In thousand Euros)	2023	2022	2021
Interest on lease liabilities (see note 22)	1,341	1,267	631
Expenses relating to short-term and low value leases (see note 20)	2,314	3,454	567